UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23264

 NAME OF REGISTRANT:                     Altaba Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 140 East 45th Street, 15th
                                         Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Arthur Chong, Esq.
                                         General Counsel and Secretary
                                         140 East 45th Street, 15th
                                         Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          646-679-2000

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


Altaba, Inc.
--------------------------------------------------------------------------------------------------------------------------
 ALIBABA GROUP HOLDING LIMITED                                                               Agenda Number:  935052302
--------------------------------------------------------------------------------------------------------------------------
        Security:  01609W102
    Meeting Type:  Annual
    Meeting Date:  15-Jul-2019
          Ticker:  BABA
            ISIN:  US01609W1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Effect an increase in the number of                       Mgmt          For                            For
       authorized Ordinary Shares to
       32,000,000,000 and effect a one-to-eight
       share subdivision of the Company's Ordinary
       Shares.

2.1    Election of Director for a three year term:               Mgmt          For                            For
       DANIEL ZHANG

2.2    Election of Director for a three year term:               Mgmt          For                            For
       CHEE HWA TUNG

2.3    Election of Director for a three year term:               Mgmt          For                            For
       JERRY YANG

2.4    Election of Director for a three year term:               Mgmt          For                            For
       WAN LING MARTELLO

3.     Ratify the appointment of                                 Mgmt          For                            For
       PricewaterhouseCoopers as the independent
       registered public accounting firm of the
       Company.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Altaba Inc.
By (Signature)       /s/ Thomas J McInerney
Name                 Thomas J McInerney
Title                Chief Executive Officer
Date                 08/27/2020